Segment and Geographic Information - Summary of Revenue by Geographic Area (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 63,066	$ 44,361	$ 121,224	$ 85,821
United States [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	31,076	21,300	60,268	40,411
United Kingdom [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	19,635	14,917	37,502	30,267
South Africa [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	9,393	6,625	18,174	12,399
Other [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 2,962	$ 1,519	$ 5,280	$ 2,744